EMPLOYEE BENEFITS - Comprehensive income (before tax) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Employee benefits [Abstract]
Total actuarial gains (losses) recognized in OCI	$ 717	$ (133)